CONVERTIBLE DEBT (Details) - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended
	Mar. 24, 2023	Sep. 30, 2023	Sep. 30, 2023
IfrsStatementLineItems [Line Items]
Interest accretion			$ 25
Host Debentures [Member]
IfrsStatementLineItems [Line Items]
Convertible debt		$ 2,049
Convertible debt principal	2,208
Transactions costs	(159)
Interest accretion		240
Foreign exchange		1
Convertible Debt	2,049	2,290	2,290
Embedded Derivatives [Member]
IfrsStatementLineItems [Line Items]
Convertible debt		747
Convertible debt principal	747
Transactions costs
Interest accretion		(25)
Interest accretion
Foreign exchange		17
Convertible Debt	747	739	739
Total Derivatives [Member]
IfrsStatementLineItems [Line Items]
Convertible debt		2,796
Convertible debt principal	2,955
Transactions costs	(159)
Interest accretion		(25)
Interest accretion		240
Foreign exchange		18
Convertible Debt	$ 2,796	$ 3,029	$ 3,029